SUPPLEMENT DATED OCTOBER 7, 2002 TO THE
                        PROSPECTUS DATED OCTOBER 29, 2001

                              EMERALD MUTUAL FUNDS
                             THE EMERALD GROWTH FUND
                    THE EMERALD SELECT BANKING & FINANCE FUND
                       THE EMERALD SELECT TECHNOLOGY FUND
                         CLASS A SHARES & CLASS C SHARES

As of October 7, 2002, Citco-Quaker Fund Services, Inc. replaced U.S. Bancorp Fund Services, LLC as Transfer Agent for Emerald Fund shares. Accordingly, all references to U.S. Bancorp Fund Services, LLC should be changed to Citco-Quaker Fund Services, Inc., and the following sections of the prospectus are amended as follows:

On the inside cover of the Prospectus, the Section entitled, "Shareholder Services", now reads:

SHAREHOLDER SERVICES
Contact:          Citco-Quaker Fund Services, Inc.
Mailing Address:  P.O. Box C-1100
                  Southeastern, PA  19398-1100
Phone:            (800) 232-0224-  Toll Free

In the Prospectus, in the Section entitled "Buying Shares By Mail", the mailing address should now read:

Emerald Funds
c/o Citco-Quaker Fund Services, Inc.
P.O. Box C-1100
Southeastern, PA  19398-1100

Under the Section "Buying Shares by Overnight or Express Mail", the mailing address should now read:

Emerald Funds
c/o Citco-Quaker Fund Services, Inc.
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482
and
# 3 of the Section "Buying Shares by Wire" should now read:

3. Your purchase request should be wired through the Federal Reserve Bank as follows:
     U.S. Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, WI  53202
     ABA # 042000013
     For Credit to Citco-Quaker Fund Services, Inc.
     Acct # 30100451702
     For further credit to (Fund Name and Class, Shareholder Acct #, Shareholder
     Name)
     Include taxpayer identification number for new accounts.

In the Prospectus, in the Section entitled "How To Redeem Fund Shares", "Redeeming Shares By Mail", the mailing address should now read:

Emerald Funds
c/o Citco-Quaker Fund Services, Inc.
P.O. Box C-1100
Southeastern, PA  19398-1100

In the Prospectus, in the Section entitled, "For More Information", the mailing address to receive documents should now read:

By Mail
Emerald Funds
c/o Citco-Quaker Fund Services, Inc.
P.O. Box C-1100
Southeastern, PA  19398-1100

As of October 7, 2002, Citco-Quaker Fund Distributors, Inc. replaced Rafferty Capital Markets, LLC as distributor of Emerald Fund shares. Accordingly, the references to Rafferty Capital Markets, LLC contained on page 16 under the heading, "How to Buy Fund Shares", and on page 18 under the heading, "Distribution Plans", should be changed to read "Citco-Quaker Fund Distributors, Inc. In the Prospectus, in the Section entitled "Distributor", the section should now read:

DISTRIBUTOR
Citco-Quaker Fund Distributors, Inc. (the Distributor), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, is the sole distributor of shares of the Funds. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc., the Funds' Transfer Agent. Officers and employees of the Adviser may also serve as registered representatives of the Distributor to sell shares of the Funds.